BNY Mellon Dynamic Total Return Fund
CONSOLIDATED STATEMENT OF INVESTMENTS
July 31, 2025 (Unaudited)

Description	Shares	Value ($)
Exchange-Traded Funds — 4.6%
Registered Investment Companies — 4.6%
VanEck J. P. Morgan EM Local Currency Bond ETF (cost $3,458,676)	142,540	3,544,970

Description/Number of Contracts	Exercise Price	Expiration Date	Notional Amount ($)
Options Purchased — 1.0%
Call Options — .9%
S&P 500 E-Mini 3rd Week September Future, Contracts 29	6,050	8/15/2025	8,772,500	485,387
S&P 500 E-Mini September Future, Contracts 29	6,375	9/19/2025	9,243,750	177,625
				663,012
Put Options — .1%
S&P 500 E-Mini September Future, Contracts 25	6,150	9/19/2025	7,687,500	81,563
Total Options Purchased (cost $376,684)				744,575

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)
Short-Term Investments — 80.1%
U.S. Government Securities — 80.1%
U.S. Treasury Bills(a)	4.22	8/7/2025	47,263,700	47,230,117
U.S. Treasury Bills(a),(b)	4.22	8/7/2025	14,500,000	14,489,697
Total Short-Term Investments (cost $61,720,933)				61,719,814

	1-Day Yield (%)	Shares
Investment Companies — 6.4%
Registered Investment Companies — 6.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $4,976,471)	4.43	4,976,471	4,976,471
Total Investments (cost $70,532,764)		92.1%	70,985,830
Cash and Receivables (Net)		7.9%	6,105,769
Net Assets		100.0%	77,091,599

ETF—Exchange-Traded Fund

(a)	Security is a discount security. Income is recognized through the accretion of discount.
(b)	These securities are wholly-owned by the Subsidiary referenced in Note 1.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
10 Year U.S. Treasury Note	83	9/19/2025	9,177,495	9,218,188	40,693
10-Year Mini Japanese Government Bond	29	9/11/2025	2,668,055(a)	2,654,423	(13,632)
Australian 10-Year Treasury Bond	78	9/15/2025	5,708,080(a)	5,703,757	(4,323)

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)
Futures (continued)
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long (continued)
Brent Crude Oil	7	11/28/2025	480,970(b)	487,340	6,370
Canadian 10 Year Bond	32	9/18/2025	2,799,758(a)	2,783,372	(16,386)
Copper	11	12/29/2025	1,286,152(b)	1,216,463	(69,689)
Crude Oil WTI	1	12/19/2025	63,814(b)	66,110	2,296
Crude Oil WTI	4	11/20/2025	251,654(b)	266,400	14,746
Euro Stoxx 50 Index	4	9/19/2025	241,831(a)	243,760	1,929
FTSE 100	22	9/19/2025	2,623,594(a)	2,650,914	27,320
Gasoline	1	12/31/2025	78,972(b)	80,963	1,991
Gasoline	8	11/28/2025	626,933(b)	652,378	25,445
Hang Seng Index	1	8/28/2025	162,605(a)	157,618	(4,987)
Hard Red Winter Wheat	7	12/12/2025	192,217(b)	190,663	(1,554)
IBEX 35 Index	11	8/15/2025	1,760,065(a)	1,809,707	49,642
LME Primary Aluminum	28	9/17/2025	1,760,554(b)	1,794,702	34,148
LME Primary Aluminum	17	12/17/2025	1,098,691(b)	1,091,766	(6,925)
LME Primary Nickel	2	9/17/2025	180,439(b)	178,066	(2,373)
LME Refined Pig Lead	11	9/17/2025	544,824(b)	536,803	(8,021)
LME Zinc	9	9/17/2025	616,476(b)	621,455	4,979
LME Zinc	15	12/17/2025	1,054,232(b)	1,037,906	(16,326)
Long Gilt	71	9/26/2025	8,628,288(a)	8,641,488	13,200
Low Sulphur Gas Oil	1	1/12/2026	64,953(b)	66,850	1,897
Low Sulphur Gas Oil	43	12/11/2025	2,907,201(b)	2,897,125	(10,076)
Natural Gas	1	12/29/2025	46,573(b)	44,970	(1,603)
NY Harbor ULSD	1	12/31/2025	95,415(b)	98,414	2,999
NY Harbor ULSD	22	11/28/2025	2,150,827(b)	2,174,080	23,253
Platinum	3	10/29/2025	176,313(b)	194,865	18,552
S&P 500 E-Mini	20	9/19/2025	6,212,996	6,374,250	161,254
SPI 200	1	9/18/2025	138,238(a)	139,825	1,587
Tokyo Topix Index	4	9/11/2025	748,561(a)	782,228	33,667
Futures Short
CAC 40 10 Euro	29	8/15/2025	2,590,668(a)	2,574,279	16,389
Cocoa	11	12/15/2025	833,708(b)	851,510	(17,802)
Coffee “C”	6	12/18/2025	626,783(b)	649,575	(22,792)
Corn No.2 Yellow	97	12/12/2025	2,011,325(b)	2,006,688	4,637
Cotton No.2	18	12/8/2025	609,870(b)	605,250	4,620
DAX Index	1	9/19/2025	672,152(a)	689,313	(17,161)
Euro-Bund	48	9/8/2025	7,167,460(a)	7,104,655	62,805
FTSE/MIB Index	10	9/19/2025	2,283,158(a)	2,345,737	(62,579)
Gold 100 oz	2	12/29/2025	667,997(b)	669,720	(1,723)
Lean Hog	7	12/12/2025	229,556(b)	228,830	726
Live Cattle	3	10/31/2025	256,120(b)	267,780	(11,660)
Live Cattle	1	12/31/2025	86,906(b)	89,570	(2,664)
LME Primary Aluminum	28	9/17/2025	1,758,017(b)	1,794,702	(36,685)
LME Primary Nickel	2	9/17/2025	190,960(b)	178,066	12,894
LME Primary Nickel	2	12/17/2025	182,808(b)	180,421	2,387
LME Refined Pig Lead	10	9/17/2025	475,208(b)	488,003	(12,795)

Futures (continued)
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Short (continued)
LME Zinc	9	9/17/2025	613,436(b)	621,455	(8,019)
LME Zinc	9	12/17/2025	617,874(b)	622,744	(4,870)
Natural Gas	17	11/25/2025	793,350(b)	709,410	83,940
NYMEX Palladium	5	12/29/2025	656,733(b)	609,250	47,483
S&P/TSX 60 Index	2	9/18/2025	469,474(a)	468,043	1,431
Silver	2	12/29/2025	381,851(b)	371,910	9,941
Soybean	1	1/14/2026	51,221(b)	50,375	846
Soybean	40	11/14/2025	2,029,650(b)	1,978,500	51,150
Soybean Meal	14	12/12/2025	396,709(b)	386,400	10,309
Soybean Meal	1	1/14/2026	28,686(b)	27,970	716
Soybean Oil	1	1/14/2026	32,078(b)	32,910	(832)
Soybean Oil	113	12/12/2025	3,706,888(b)	3,711,372	(4,484)
Sugar No.11	33	9/30/2025	614,103(b)	604,296	9,807
Sugar No.11	2	2/27/2026	37,827(b)	38,013	(186)
Wheat	11	12/12/2025	310,672(b)	298,375	12,297
Gross Unrealized Appreciation					798,346
Gross Unrealized Depreciation					(360,147)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
(b)	These securities are wholly-owned by the Subsidiary referenced in Note 1.

Options Written
Description/Contracts	Exercise Price	Expiration Date	Notional Amount ($)	Value ($)
Put Options:
S&P 500 E-Mini September Future, Contracts 25	5,475	9/19/2025	6,843,750	(16,875)
Total Options Written (premiums received $41,866)				(16,875)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Bank of America Corp.
United States Dollar	92,687	Polish Zloty	337,000	9/17/2025	2,835
United States Dollar	4,947,148	New Zealand Dollar	8,190,000	9/17/2025	113,982
United States Dollar	1,421,899	British Pound	1,063,000	9/17/2025	17,376
United States Dollar	465,068	Swiss Franc	375,000	9/17/2025	571
Brazilian Real	3,370,000	United States Dollar	606,770	9/17/2025	(12,329)
Swiss Franc	874,000	United States Dollar	1,111,690	9/17/2025	(29,102)
Indonesian Rupiah	9,017,154,000	United States Dollar	552,505	9/17/2025	(5,205)
Euro	2,052,000	United States Dollar	2,354,589	9/17/2025	(5,222)
United States Dollar	1,765,080	Australian Dollar	2,711,000	9/17/2025	21,253
Citigroup Global Markets Inc.
Australian Dollar	3,013,000	United States Dollar	1,970,955	9/17/2025	(32,869)
United States Dollar	890,638	Chilean Peso	836,754,000	9/17/2025	30,275

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup Global Markets Inc. (continued)
New Zealand Dollar	1,592,000	United States Dollar	949,669	9/17/2025	(10,182)
United States Dollar	1,065,379	Swiss Franc	845,000	9/17/2025	18,711
United States Dollar	2,488,465	Israeli Shekel	8,671,000	9/17/2025	(65,031)
British Pound	285,000	United States Dollar	384,559	9/17/2025	(7,993)
United States Dollar	5,365,793	Australian Dollar	8,229,874	9/17/2025	71,999
Brazilian Real	26,560,000	United States Dollar	4,670,465	9/17/2025	14,505
United States Dollar	1,413,687	Canadian Dollar	1,933,000	9/17/2025	15,320
Indian Rupee	150,894,000	United States Dollar	1,756,761	9/17/2025	(38,023)
Swedish Krona	12,169,000	United States Dollar	1,262,876	9/17/2025	(15,838)
United States Dollar	757,337	Indian Rupee	65,131,000	9/17/2025	15,471
Swedish Krona	1,838,000	United States Dollar	193,249	9/17/2025	(4,897)
United States Dollar	6,595,758	Euro	5,680,000	9/17/2025	92,634
United States Dollar	3,830,786	South Korean Won	5,211,057,000	9/17/2025	62,477
United States Dollar	18,229	Philippine Peso	1,021,000	9/17/2025	748
United States Dollar	1,902,710	Swedish Krona	18,113,000	9/17/2025	46,551
United States Dollar	194,605	British Pound	147,000	9/17/2025	377
United States Dollar	2,032,470	Swedish Krona	19,330,915	9/17/2025	51,504
United States Dollar	155,848	Indonesian Rupiah	2,540,010,000	9/17/2025	1,681
Goldman Sachs & Co. LLC
South Korean Won	171,189,000	United States Dollar	125,221	9/17/2025	(1,427)
Malaysian Ringgit	293,000	United States Dollar	69,145	9/17/2025	(313)
Hungarian Forint	182,936,000	United States Dollar	521,251	9/17/2025	(598)
United States Dollar	342,124	Polish Zloty	1,273,000	9/17/2025	2,712
United States Dollar	433,900	New Zealand Dollar	722,000	9/17/2025	7,826
United States Dollar	2,447,753	British Pound	1,801,000	9/17/2025	68,124
United States Dollar	168,954	Norwegian Krone	1,697,000	9/17/2025	4,761
Euro	7,122,000	United States Dollar	8,361,723	9/17/2025	(207,633)
Norwegian Krone	34,178,000	United States Dollar	3,431,814	9/17/2025	(124,922)
Swedish Krona	323,000	United States Dollar	34,046	9/17/2025	(946)
United States Dollar	3,732,289	Malaysian Ringgit	15,726,000	9/17/2025	37,962
Canadian Dollar	136,000	United States Dollar	99,424	9/17/2025	(1,039)
United States Dollar	787,960	Swedish Krona	7,495,000	9/17/2025	19,898
HSBC Securities (USA) Inc.
United States Dollar	67,527	Norwegian Krone	695,000	9/17/2025	282
United States Dollar	66,476	Swedish Krona	647,000	9/17/2025	174
J.P. Morgan Securities LLC
Australian Dollar	60,000	United States Dollar	39,469	9/17/2025	(875)
United States Dollar	169,728	Philippine Peso	9,620,000	9/17/2025	5,020
United States Dollar	1,013,298	British Pound	753,000	9/17/2025	18,372
Morgan Stanley & Co. LLC
Euro	851,000	United States Dollar	992,371	9/17/2025	(18,048)
United States Dollar	720,946	Swiss Franc	570,000	9/17/2025	14,911
Norwegian Krone	10,176,218	United States Dollar	1,008,724	9/17/2025	(24,125)
Mexican Peso	3,857,000	United States Dollar	204,596	9/17/2025	(1,218)
Canadian Dollar	470,000	United States Dollar	345,617	9/17/2025	(5,611)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Morgan Stanley & Co. LLC (continued)
British Pound	286,000	United States Dollar	388,365	9/17/2025	(10,478)
South African Rand	19,150,000	United States Dollar	1,073,479	9/17/2025	(25,773)
United States Dollar	2,502,749	Czech Koruna	53,910,000	9/17/2025	(3,548)
United States Dollar	5,450,468	Canadian Dollar	7,412,013	9/17/2025	88,487
United States Dollar	649,538	New Zealand Dollar	1,069,000	9/17/2025	18,689
United States Dollar	2,065,585	Euro	1,790,365	9/17/2025	15,768
Mexican Peso	58,049,000	United States Dollar	3,025,588	9/17/2025	35,316
United States Dollar	346,566	Swiss Franc	280,000	9/17/2025	(259)
RBC Capital Markets, LLC
British Pound	13,413,651	United States Dollar	18,162,913	9/17/2025	(439,692)
Canadian Dollar	3,815,000	United States Dollar	2,819,145	9/17/2025	(59,307)
United States Dollar	5,568,759	Euro	4,780,000	9/17/2025	96,062
New Zealand Dollar	2,137,817	United States Dollar	1,294,467	9/17/2025	(32,878)
United States Dollar	1,021,630	Swiss Franc	820,000	9/17/2025	5,929
Norwegian Krone	8,199,000	United States Dollar	805,387	9/17/2025	(12,093)
United States Dollar	351,182	Norwegian Krone	3,551,000	9/17/2025	7,605
United States Dollar	2,552,941	Canadian Dollar	3,495,000	9/17/2025	24,598
Japanese Yen	1,432,246,015	United States Dollar	9,977,280	9/17/2025	(427,537)
Swiss Franc	200,000	United States Dollar	246,921	9/17/2025	811
Hungarian Forint	51,721,000	United States Dollar	150,703	9/17/2025	(3,500)
United States Dollar	2,123,446	British Pound	1,588,000	9/17/2025	25,250
United States Dollar	179,840	Czech Koruna	3,788,000	9/17/2025	3,734
United States Dollar	9,428,590	Swiss Franc	7,636,941	9/17/2025	(30,980)
South African Rand	3,412,000	United States Dollar	190,150	9/17/2025	(3,478)
Israeli Shekel	2,939,000	United States Dollar	876,891	9/17/2025	(11,394)
United States Dollar	836,420	Swedish Krona	7,947,000	9/17/2025	22,039
Australian Dollar	2,237,000	United States Dollar	1,456,665	9/17/2025	(17,734)
Euro	718,000	United States Dollar	829,732	9/17/2025	(7,682)
Standard Chartered PLC
Euro	69,000	United States Dollar	80,975	9/17/2025	(1,975)
United States Dollar	68,298	Australian Dollar	106,000	9/17/2025	114
United States Dollar	100,697	Canadian Dollar	139,000	9/17/2025	142
Canadian Dollar	33,000	United States Dollar	24,200	9/17/2025	(327)
United States Dollar	65,592	New Zealand Dollar	111,000	9/17/2025	88
Swiss Franc	31,000	United States Dollar	39,201	9/17/2025	(803)

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Standard Chartered PLC (continued)
United States Dollar	137,705	Japanese Yen	20,613,000	9/17/2025	264
New Zealand Dollar	54,000	United States Dollar	32,574	9/17/2025	(707)
Gross Unrealized Appreciation					1,103,208
Gross Unrealized Depreciation					(1,703,591)

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount ($)	Unrealized (Depreciation) ($)
USD - 1 Month ABGS1204	USD 1 Month Fixed at 0.20%	Goldman Sachs & Co. LLC	9/30/2025	19,700,458	(17,321)
Gross Unrealized Depreciation					(17,321)

ABGS1204—Goldman Sachs Commodity Strategy 1204
USD—United States Dollar
See notes to consolidated statement of investments.

Consolidated Statement of Investments
BNY Mellon Dynamic Total Return Fund
July 31, 2025 (Unaudited)
The following is a summary of the inputs used as of July 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Exchange-Traded Funds	3,544,970	—	—	3,544,970
U.S. Treasury Securities	—	61,719,814	—	61,719,814
Investment Companies	4,976,471	—	—	4,976,471
	8,521,441	61,719,814	—	70,241,255
Other Financial Instruments:
Options Purchased	744,575	—	—	744,575
Futures††	798,346	—	—	798,346
Forward Foreign Currency Exchange Contracts††	—	1,103,208	—	1,103,208
	1,542,921	1,103,208	—	2,646,129
Liabilities ($)
Other Financial Instruments:
Options Written	(16,875)	—	—	(16,875)
Futures††	(360,147)	—	—	(360,147)
Forward Foreign Currency Exchange Contracts††	—	(1,703,591)	—	(1,703,591)
Swap Agreements††	—	(17,321)	—	(17,321)
	(377,022)	(1,720,912)	—	(2,097,934)

†	See Consolidated Statement of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s consolidated financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), forward foreign currency exchange contracts (“forward contracts”), futures and options, are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by a Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, interest rate risk and commodity risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Consolidated Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Consolidated Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2025 are set forth in the Consolidated Statement of Investments.
Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities or as a substitute for an investment. The fund is subject to market risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.
As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.
As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.
As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Consolidated Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options purchased and written open at July 31, 2025 are set forth in the Consolidated Statement of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Consolidated Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at July 31, 2025 are set forth in the Statement of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Consolidated Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Consolidated Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Consolidated Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Consolidated Statement of Operations.
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The underlying reference asset could be a security, an index, or basket of investments. Total return swaps open at July 31, 2025 are set forth in the Consolidated Statement of Investments.
At July 31, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $298,552, consisting of $2,463,011 gross unrealized appreciation and $2,164,459 gross unrealized depreciation.
At July 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Consolidated Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.